Convertible Promissory Notes (Details)		1 Months Ended					3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended		33 Months Ended
	Dec. 22, 2020 shares	Feb. 28, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	May 31, 2020 USD ($) shares	Apr. 30, 2020 USD ($)	Apr. 30, 2019 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2017 USD ($)	Jul. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Debt Instrument [Line Items]
Interest expense							$ 1,261	$ 95,211		$ 64,555	$ 566,790	$ 661,224	$ 1,100,390
Convertible Notes Payable | Junior Convertible Notes
Debt Instrument [Line Items]
Convertible Promissory Notes				$ 6,300,000
Convertible debt beneficial conversion feature				$ 7,700,000									200,000
Converted principal					$ 5,100,000
Interest expense													1,100,000
Converted interest					600,000
Convertible Notes Payable | Junior Convertible Notes | Chief Financial Officer And Immediate Family Member
Debt Instrument [Line Items]
Notes issued to related parties													5,700,000
Convertible Notes Payable | Junior Convertible Notes | Affiliated Entity
Debt Instrument [Line Items]
Interest expense payable to related party													500,000
Convertible Notes Payable | Junior Convertible Notes | Series Seed Preferred Stock
Debt Instrument [Line Items]
Shares issued as a result of converted debt (in shares) | shares				2,615,553
Convertible Notes Payable | Junior Convertible Notes | Series Seed Preferred Stock | Chief Financial Officer And Immediate Family Member
Debt Instrument [Line Items]
Shares issued as a result of converted debt (in shares) | shares				840,363
Convertible Notes Payable | Junior Convertible Notes, Inception Through December 2018
Debt Instrument [Line Items]
Issue date fair value																$ 15,800,000
Face amount																$ 10,700,000
Convertible Notes Payable | Junior Convertible Notes, Inception Through December 2018 | Minimum
Debt Instrument [Line Items]
Stated interest rate																3.00%
Convertible Notes Payable | Junior Convertible Notes, Inception Through December 2018 | Maximum
Debt Instrument [Line Items]
Stated interest rate																7.73%
Convertible Notes Payable | Junior Convertible Notes, January 2019 through April 2019
Debt Instrument [Line Items]
Face amount						$ 1,500,000
Convertible Notes Payable | Junior Convertible Notes, January 2019 through April 2019 | Minimum
Debt Instrument [Line Items]
Stated interest rate						6.00%
Convertible Notes Payable | Junior Convertible Notes, January 2019 through April 2019 | Maximum
Debt Instrument [Line Items]
Stated interest rate						15.00%
Convertible Notes Payable | Junior Convertible Notes, April 2019 | Chief Financial Officer And Immediate Family Member
Debt Instrument [Line Items]
Notes issued to related parties						$ 1,900,000
Interest rate of notes payable to related parties						15.00%
Convertible Notes Payable | Junior Convertible Notes, July 2019
Debt Instrument [Line Items]
Face amount															$ 1,200,000
Convertible Notes Payable | Junior Convertible Notes, July 2019 | General and Administrative Expense
Debt Instrument [Line Items]
Severance costs													900,000
Convertible Notes Payable | Junior Convertible Notes, July 2019 | Research and Development Expense
Debt Instrument [Line Items]
Severance costs													$ 300,000
Convertible Notes Payable | Junior Convertible Notes, July 2019 | Minimum
Debt Instrument [Line Items]
Conversion price as a percentage of share price													0.75
Convertible Notes Payable | Junior Convertible Notes, July 2019 | Maximum
Debt Instrument [Line Items]
Conversion price as a percentage of share price													0.80
Convertible Notes Payable | Bridge Note Qualified Financing
Debt Instrument [Line Items]
Immediate conversion financing proceeds threshold									$ 1,000,000
Conversion price									80.00%
Convertible Notes Payable | Bridge Note Qualified Financing | Affiliated Entity
Debt Instrument [Line Items]
Notes issued to related parties									$ 500,000
Interest rate of notes payable to related parties									6.00%
Convertible Notes Payable | Bridge Note Qualified Financing | Series A Preferred Stock | Affiliated Entity
Debt Instrument [Line Items]
Shares issued as a result of converted debt (in shares) | shares	78,178
Convertible Notes Payable | Convertible Bridge Notes
Debt Instrument [Line Items]
Convertible debt beneficial conversion feature			$ 100,000					19,000			100,000		$ 100,000
Convertible Bridge Notes			$ 500,000									500,000
Interest expense								8,000			23,000	30,000	$ 5,000
Convertible Notes Payable | Convertible Bridge Notes | Series A Preferred Stock
Debt Instrument [Line Items]
Shares issued as a result of converted debt (in shares) | shares			78,178
Convertible Notes Payable | Senior Convertible Notes, April 2020
Debt Instrument [Line Items]
Convertible debt beneficial conversion feature								200,000		9,000	1,900,000	2,100,000
Immediate conversion financing proceeds threshold					$ 2,500,000
Converted principal		$ 5,700,000
Interest expense								100,000		45,000	200,000	300,000
Conversion price					90.00%
Conversion price as percentage of principal redeemed					100.00%
Converted interest		$ 300,000
Interest expense payable to related party												100,000
Convertible Notes Payable | Senior Convertible Notes, April 2020 | Affiliated Entity
Debt Instrument [Line Items]
Notes issued to related parties					$ 2,500,000
Interest rate of notes payable to related parties					6.00%
Accrued interest					$ 400,000
Interest expense payable to related party								$ 45,000		$ 23,000	$ 88,000
Convertible Notes Payable | Senior Convertible Notes, April 2020 | Series A Preferred Stock
Debt Instrument [Line Items]
Shares issued as a result of converted debt (in shares) | shares		844,824
Convertible Notes Payable | Senior Convertible Notes, April 2020 | Series A Preferred Stock | Affiliated Entity
Debt Instrument [Line Items]
Shares issued as a result of converted debt (in shares) | shares		430,467
Loans Payable | Demand Notes | Chief Financial Officer And Immediate Family Member
Debt Instrument [Line Items]
Notes issued to related parties														$ 1,800,000
Loans Payable | Demand Notes | Minimum | Chief Financial Officer And Immediate Family Member
Debt Instrument [Line Items]
Interest rate of notes payable to related parties														3.00%
Loans Payable | Demand Notes | Maximum | Chief Financial Officer And Immediate Family Member
Debt Instrument [Line Items]
Interest rate of notes payable to related parties														6.00%
Payment Protection Program Loan
Debt Instrument [Line Items]
Face amount				$ 100,000
Stated interest rate				1.00%
Term				2 years
Outstanding principal balance			$ 124,000									124,000
Payable in 2021			55,000									55,000
Payable in 2022			$ 69,000									$ 69,000